February 11, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III (File Nos. 333-192858 and 811-22920)

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), a preliminary copy of the shareholder letter, notice, proxy statement and proxy card for the Special Meeting of Shareholders (the “Special Meeting”) of the Investec Global Franchise Fund and the Investec Emerging Markets Equity Fund (the “Funds”), each a series of the Trust, scheduled to be held on Tuesday, March 31, 2020.

The Special Meeting is being called for the purpose of approving a new investment advisory agreement with respect to each Fund between the Trust, on behalf of each Fund, and Ninety One North America, Inc. (formerly Investec Asset Management North America, Inc.).

If you have any questions regarding the filing, please contact the undersigned at 215.963.5957.

Sincerely,

/s/ Emilee Siegl

Emilee Siegl

Morgan, Lewis & Bockius llp

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001